Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2020 Portfolio

March 31, 2021

VIPIFF2020-QTLY-0521
1.830296.115

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 25.8%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	231,472	$10,798,157
VIP Equity-Income Portfolio Investor Class (a)	445,805	11,189,717
VIP Growth & Income Portfolio Investor Class (a)	531,595	12,784,865
VIP Growth Portfolio Investor Class (a)	118,491	11,063,512
VIP Mid Cap Portfolio Investor Class (a)	73,543	3,128,499
VIP Value Portfolio Investor Class (a)	451,030	8,204,239
VIP Value Strategies Portfolio Investor Class (a)	255,942	4,015,726
TOTAL DOMESTIC EQUITY FUNDS
(Cost $37,788,920)		61,184,715

International Equity Funds - 25.8%
VIP Emerging Markets Portfolio Investor Class (a)	1,904,518	27,939,279
VIP Overseas Portfolio Investor Class (a)	1,269,766	33,115,501
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $40,761,455)		61,054,780

Bond Funds - 40.2%
Fidelity Inflation-Protected Bond Index Fund (a)	1,564,190	17,002,750
Fidelity Long-Term Treasury Bond Index Fund (a)	429,651	5,903,410
VIP High Income Portfolio Investor Class (a)	903,406	4,742,883
VIP Investment Grade Bond Portfolio Investor Class (a)	5,035,481	67,576,155
TOTAL BOND FUNDS
(Cost $90,842,360)		95,225,198

Short-Term Funds - 8.2%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $19,385,415)	19,385,415	19,385,415
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $188,778,150)		236,850,108
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,412
NET ASSETS - 100%		$236,853,520

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$16,898,549	$1,325,005	$966,307	$598	$(905)	$(253,592)	$17,002,750
Fidelity Long-Term Treasury Bond Index Fund	5,452,806	1,593,759	307,861	28,527	(19,706)	(815,588)	5,903,410
VIP Contrafund Portfolio Investor Class	10,795,690	868,765	590,899	504,626	68,177	(343,576)	10,798,157
VIP Emerging Markets Portfolio Investor Class	27,851,973	2,403,616	2,348,621	1,082,082	468,687	(436,376)	27,939,279
VIP Equity-Income Portfolio Investor Class	11,389,219	905,362	1,732,722	370,267	65,873	561,985	11,189,717
VIP Government Money Market Portfolio Investor Class 0.01%	19,587,413	1,074,139	1,276,137	458	--	--	19,385,415
VIP Growth & Income Portfolio Investor Class	12,977,594	1,040,167	2,241,053	385,405	378,417	629,740	12,784,865
VIP Growth Portfolio Investor Class	11,000,632	1,689,107	666,946	1,283,326	359,839	(1,319,120)	11,063,512
VIP High Income Portfolio Investor Class	4,722,095	240,960	203,141	38,391	(1,463)	(15,568)	4,742,883
VIP Investment Grade Bond Portfolio Investor Class	67,254,324	7,107,739	3,885,916	966,204	(44,730)	(2,855,262)	67,576,155
VIP Mid Cap Portfolio Investor Class	3,146,092	111,033	449,713	11,777	73,765	247,322	3,128,499
VIP Overseas Portfolio Investor Class	33,165,245	3,026,514	2,645,987	987,028	191,200	(621,471)	33,115,501
VIP Value Portfolio Investor Class	8,339,012	398,616	1,656,791	19,350	310,705	812,697	8,204,239
VIP Value Strategies Portfolio Investor Class	4,077,559	151,264	846,936	6,316	148,496	485,343	4,015,726
Total	$236,658,203	$21,936,046	$19,819,030	$5,684,355	$1,998,355	$(3,923,466)	$236,850,108

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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